OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER INTANGIBLE ASSETS
Disclosure of detailed information about other intangible assets

Below is the detail of the balances of other intangible assets as of December 31, 2018 and 2017:

December 31, 2018

			Accumulated		Net book
Description	Cost		amortization		value

Software and information technology applications purchased	Ps.	1,035,643	Ps.	(375,363)	Ps.	660,280
Internally generated		927,246		(305,253)		621,993
Non-internally generated		108,397		(70,110)		38,287

Licenses	Ps.	529,074	Ps.	(208,419)	Ps.	320,655
Internally generated		117,330		(31,983)		85,347
Non-internally generated		411,744		(176,436)		235,308

Other intangibles assets	Ps.	69,432	Ps.	(16,483)	Ps.	52,949

Total	Ps.	1,634,149	Ps.	(600,265)	Ps.	1,033,884

December 31, 2017

			Accumulated		Net book
Description	Cost		amortization		value

Software and information technology applications purchased	Ps.	845,402	Ps.	(292,959)	Ps.	552,443
Internally generated		681,167		(236,972)		444,195
Non-internally generated		164,235		(55,987)		108,248

Licenses	Ps.	391,726	Ps.	(137,998)	Ps.	253,728
Internally generated		86,249		(19,130)		67,119
Non-internally generated		305,477		(118,868)		186,609

Other intangibles assets	Ps.	52,125	Ps.	(9,615)	Ps.	42,510

Total	Ps.	1,289,253	Ps.	(440,572)	Ps.	848,681